DoubleLine Colony Real Estate and Income Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.9%
513,749	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	487,076
400,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10%	^	02/18/2025	402,480
368,870	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46%	^	10/15/2024	374,821
460,760	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90%	^	01/15/2025	463,916
819,879	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	785,339
258,241	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	267,336
474,924	Freed Trust, Series 2020-3FP-A	2.40%	^	09/20/2027	476,736
482,537	Genesis Private Label Amortizing Trust, Series 2020-1-A	2.08%	^	07/20/2030	483,389
358,652	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58%	^	08/15/2024	361,958
341,284	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47%	^	12/20/2047	344,390
500,000	Marlette Funding Trust, Series 2020-2A-B	1.83%	^	09/16/2030	505,731
446,372	Mosaic Solar Loan Trust, Series 2020-1A-A	2.10%	^	04/20/2046	456,968
500,000	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10%	^	02/15/2028	512,500
150,223	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	151,296
245,417	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54%	^	02/25/2044	263,448
314,382	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	304,264
250,000	Upstart Securitization Trust, Series 2020-3-B	3.01%	^	11/20/2030	254,802

Total Asset Backed Obligations (Cost $6,884,477)					6,896,450

Bank Loans - 4.7%
104,211	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/19/2026	102,941
24,683	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.98%		02/27/2025	24,482
108,590	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		04/04/2024	107,631
10,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	10,068
28,913	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.16%		12/15/2023	26,140
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
13,252	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	12,709
1,560	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	1,496
69,462	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		09/19/2024	69,537
115,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/11/2025	113,864
50,000	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		12/06/2027	50,162
64,666	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	64,488
29,925	Asplundh Tree Expert, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/07/2027	30,065
104,211	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	102,851
75,000	Asurion LLC, Senior Secured First Lien Term Loan	3.40%	±	12/23/2026	74,344
46,849	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		11/03/2023	46,448
55,000	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		11/08/2027	55,172
11,080	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	11,103
8,920	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		12/16/2024	8,984
104,081	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	2.00%		05/31/2024	103,482
24,808	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		09/25/2024	24,927
64,673	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/06/2026	64,660
38,311	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/16/2025	37,396
44,548	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.74%		09/30/2024	44,492
29,730	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	29,056
39,700	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/02/2026	39,712
24,938	Caesars Resort, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		07/21/2025	25,019
50,000	Camelot U.S. Acquisition 1 Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/30/2026	50,078
64,729	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	4.00%		01/29/2027	63,697
24,677	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	23,738
	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan
2,022	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	2,016
63,107	(3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	62,922
30,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		12/01/2027	30,191
14,938	Clear Channel Outdoor Holdings Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		08/21/2026	14,419
19,795	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.00%		09/18/2024	18,573
33,171	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		04/22/2027	33,372
13,750	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan B2 (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	13,796
41,250	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan B1 (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	41,389
59,389	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/29/2024	57,311
79,612	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	80,073
30,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	30,044
19,746	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.21%		09/06/2024	19,507
20,000	E.W. Scripps Company, Senior Secured First Lien Term Loan	3.75%	±	12/15/2027	20,053
74,435	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/01/2026	73,806
45,000	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/16/2027	45,085
24,747	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	20,754
	Flex Acquisition Company Inc., Senior Secured First Lien Term Loan
2,798	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	2,789
40,048	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	39,923
14,847	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		08/01/2024	13,348
105,000	Formula One Management Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	104,269
100,000	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	100,359
68,722	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		07/02/2025	68,550
19,584	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	19,346
103,923	Go Daddy Operating Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		02/15/2024	103,956
34,825	Go Daddy Operating Company, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/10/2027	35,067
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
29,652	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	28,725
34,983	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	33,888
14,320	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	14,343
34,288	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		08/04/2027	34,453
105,000	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		01/02/2026	104,475
40,000	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		10/19/2027	40,073
29,658	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.83%		05/23/2025	29,211
25,000	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		06/22/2026	24,760
103,775	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	104,165
34,913	Illuminate Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		06/30/2027	34,978
49,625	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/25/2027	49,311
	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan
5,075	(3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	5,192
1,691	(6 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	1,730
45,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	45,755
9,871	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		11/21/2024	9,868
63,963	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	63,545
109,158	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/02/2026	108,476
104,205	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		05/01/2026	103,562
104,209	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		09/21/2026	102,776
29,650	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	28,557
4,898	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	4,895
30,000	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan	5.25%	±	12/17/2026	30,106
110,000	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	108,419
19,751	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		03/20/2025	19,450
50,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	50,114
29,649	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/14/2026	29,000
14,811	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	13,500
64,835	Numericable U.S. LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.24%		08/14/2026	64,720
6,289	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	&	11/16/2027	6,313
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
59,063	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	59,284
4,648	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	4,666
34,825	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/23/2025	35,295
64,138	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		04/30/2026	64,045
65,000	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/27/2024	64,025
57,447	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/11/2022	57,586
14,615	Playtika Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/10/2024	14,732
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
15,179	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	15,295
9,744	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	9,818
9,744	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	9,818
19,487	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	19,637
79,588	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	79,057
55,000	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		09/25/2026	55,163
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
29,611	(1 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	29,192
25,389	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	25,029
30,289	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/14/2025	30,268
59,100	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		09/03/2026	59,052
70,000	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.25%)	2.53%		03/06/2025	69,606
44,277	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.23%		06/26/2025	44,288
60,000	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/07/2027	60,289
49,899	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	50,159
74,625	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		03/05/2027	74,084
14,846	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	13,295
44,888	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		06/30/2025	45,238
65,524	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/02/2026	65,217
84,438	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		02/06/2026	84,637
74,430	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		07/21/2025	73,453
84,788	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.57%		07/14/2027	85,544
69,625	TIBCO Software Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		06/30/2026	68,515
24,745	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	24,199
	TKC Holdings, Inc., Senior Secured First Lien Term Loan
91	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	89
34,467	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	33,908
74,417	UFC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/29/2026	74,307
59,523	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		05/04/2026	59,575
44,888	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2026	45,191
8,522	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/22/2025	8,487
64,674	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/26/2027	64,553
25,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	24,698
66,809	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/09/2027	66,553

Total Bank Loans (Cost $5,449,042)					5,531,867

Collateralized Loan Obligations - 13.7%
498,782	AMMC Ltd., Series 2014-15A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.50%	^	01/15/2032	497,609
500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.27%	^	04/20/2032	500,268
1,000,000	CFIP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.34%)	1.56%	^	04/20/2029	1,000,646
500,000	CIFC Funding Ltd., Series 2012-2RA-A2 (3 Month LIBOR USD + 1.25%)	1.47%	^	01/20/2028	496,516
1,000,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	2.28%	^	07/14/2032	1,006,536
1,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	2.92%	^	07/14/2032	1,005,483
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2017-1A-A1B (3 Month LIBOR USD + 1.28%)	1.49%	^	06/25/2029	994,114
663,829	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	1.13%	^	01/14/2028	660,703
500,000	Madison Park Funding Ltd., Series 2012-10A-BR2 (3 Month LIBOR USD + 1.80%)	2.02%	^	01/20/2029	500,131
1,000,000	Midocean Credit Partners, Series 2018-8A-A1 (3 Month LIBOR USD + 1.15%)	1.37%	^	02/20/2031	997,312
982,916	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	1.50%	^	10/13/2031	982,553
1,000,000	OCP Ltd., Series 2020-18A-A (3 Month LIBOR USD + 1.80%)	2.02%	^	04/20/2030	1,004,358
1,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.39%	^	07/15/2031	993,332
775,000	Shackleton Ltd., Series 2015-7RA-A1 (3 Month LIBOR USD + 1.17%)	1.41%	^	07/15/2031	772,465
1,250,000	Sound Point Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.37%	^	07/18/2031	1,244,387
400,000	Steele Creek Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	1.49%	^	10/15/2030	399,357
900,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.44%	^	04/15/2032	900,796
500,000	Wellfleet Ltd., Series 2017-2A-A1R (3 Month LIBOR USD + 1.06%)	1.28%	^	10/20/2029	498,303
969,848	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	1.45%	^	10/18/2030	968,526
500,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	2.34%	^	04/15/2031	500,230

Total Collateralized Loan Obligations (Cost $15,731,804)					15,923,625

Foreign Corporate Bonds - 6.7%
25,000	AstraZeneca PLC	2.38%		06/12/2022	25,701
160,000	AstraZeneca PLC	3.50%		08/17/2023	172,508
100,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	102,193
200,000	Baidu, Inc.	3.50%		11/28/2022	210,185
150,000	Banco Continental SAECA	2.75%	^	12/10/2025	149,625
200,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	212,252
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	157,125
200,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%	^	09/14/2025	205,002
200,000	Banistmo S.A.	3.65%		09/19/2022	205,652
170,000	Bank of Nova Scotia	0.55%		09/15/2023	170,717
175,000	BAT International Finance PLC	1.67%		03/25/2026	179,223
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	213,500
200,000	Credicorp Ltd.	2.75%	^	06/17/2025	208,300
250,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	250,508
147,800	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	148,326
200,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	180,510
50,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	54,440
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	205,674
180,000	GlaxoSmithKline Capital PLC	0.53%		10/01/2023	180,721
200,000	GrupoSura Finance S.A.	5.70%		05/18/2021	204,725
200,000	HPHT Finance Ltd.	2.88%		11/05/2024	209,226
41,639	Interoceanica Finance Ltd.	0.00%		11/30/2025	39,843
200,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	209,114
200,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	203,483
200,000	LG Chem Ltd.	3.25%		10/15/2024	216,580
135,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	139,292
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	204,171
200,000	Multibank, Inc.	4.38%		11/09/2022	206,905
200,000	NongHyup Bank	1.25%	^	07/20/2025	203,934
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	202,840
200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	^	09/10/2030	203,327
200,000	Petronas Capital Ltd.	3.13%		03/18/2022	206,380
200,000	POSCO	2.38%		11/12/2022	205,816
200,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	214,657
250,000	Reliance Holdings, Inc.	4.13%		01/28/2025	277,761
200,000	Saudi Arabian Oil Company	2.75%		04/16/2022	205,543
180,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	181,651
200,000	Telefonica Chile S.A.	3.88%		10/12/2022	209,877
250,000	Temasek Financial Ltd.	2.38%		01/23/2023	260,387
185,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 0.48%)	0.57%		01/27/2023	185,751
200,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	190,877
200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	204,049

Total Foreign Corporate Bonds (Cost $7,549,964)					7,818,351

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.3%
200,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	214,018
200,000	Brazilian Government International Bond	2.88%		06/06/2025	208,502
200,000	Panama Government International Bond	3.75%		03/16/2025	221,979
200,000	Peruvian Government International Bond	2.39%		01/23/2026	213,702
200,000	Qatar Government International Bond	2.38%		06/02/2021	201,692
200,000	Saudi Government International Bond	2.88%		03/04/2023	209,672
250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	255,226

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $1,493,790)					1,524,791

Non-Agency Commercial Mortgage Backed Obligations - 13.1%
2,519,262	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	0.97%	#^I/O	05/15/2053	184,639
100,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.86%	^	05/15/2037	98,257
100,000	Arbor Realty Ltd., Series 2020-FL1-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.96%	^	02/15/2035	98,357
1,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56%	^	06/15/2035	881,067
294,000	BANK, Series 2018-BN10-C	4.16%	#	02/15/2061	306,854
294,000	BBCMS Mortgage Trust, Series 2017-DELC-B (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.19%	^	08/15/2036	288,510
100,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	08/15/2036	98,118
174,000	Benchmark Mortgage Trust, Series 2019-B12-TCB	3.44%	#^	08/15/2052	175,868
221,000	Benchmark Mortgage Trust, Series 2020-B17-C	3.37%	#	03/15/2053	223,970
190,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	1.50%	^	10/15/2034	186,959
182,700	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.93%	^	08/15/2036	176,090
680,540	BX Commercial Mortgage Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.13%	^	09/15/2037	561,335
200,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	199,375
231,000	BXMT Ltd., Series 2020-FL2-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.05%	^	02/16/2037	229,769
244,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	10/15/2035	216,026
338,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.20%	#	11/10/2049	332,171
226,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT-E	4.74%	#^	01/10/2036	229,261
194,000	CLNC Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.70%	^	08/20/2035	191,423
100,000	CLNC Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	08/20/2035	98,472
277,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.05%	^	08/20/2035	260,270
229,000	COMM Mortgage Trust, Series 2013-LC13-B	5.01%	#^	08/10/2046	242,090
172,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.54%	#	08/10/2048	178,744
294,000	Commercial Mortgage Trust, Series 2016-GCT-D	3.46%	#^	08/10/2029	294,876
174,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.81%	^	05/15/2036	172,460
202,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.61%	#	03/15/2053	214,511
3,590,357	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.12%	#I/O	03/15/2053	295,991
222,000	CSMC Trust, Series 2020-NET-D	3.70%	#^	08/15/2037	230,531
161,496	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	05/15/2035	161,426
100,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	03/15/2035	99,332
138,240	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	06/25/2025	133,217
229,000	Great Wolf Trust, Series 2019-WOLF-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.19%	^	12/15/2036	224,470
100,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	09/15/2037	99,230
256,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.56%	^	09/15/2037	246,695
217,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	219,345
244,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.41%	^	07/15/2035	227,880
221,000	GS Mortgage Securities Corporation Trust, Series 2019-BOCA-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.36%	^	06/15/2038	220,179
187,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.76%	^	08/15/2032	169,981
1,938,382	GS Mortgage Securities Trust, Series 2020-GC47-XA	1.13%	#I/O	05/12/2053	172,668
503,000	GS MTG SECS TR, Series 2015-GC32-C	4.42%	#	07/10/2048	533,297
261,000	GSCG Trust, Series 2019-600C-E	3.99%	#^	09/06/2034	255,981
205,011	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2036	186,059
224,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40%	#	07/15/2047	239,673
279,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.50%, 3.50% Floor)	3.50%	^	11/15/2035	223,997
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.70%	#^	02/15/2046	571,616
174,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-C	5.43%	#^	07/15/2046	175,143
201,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	194,408
700,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.97%	#^	09/15/2047	614,560
174,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	185,801
100,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	05/15/2036	97,756
750,000	Morgan Stanley Capital Trust, Series 2014-150E-F	4.30%	#^	09/09/2032	712,923
229,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.76%	^	11/15/2034	229,437
294,000	Morgan Stanley Capital Trust, Series 2019-NUGS-E (1 Month LIBOR USD + 2.24%, 3.74% Floor)	3.74%	^	12/15/2036	276,848
295,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	10/15/2037	289,403
172,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.25%	#^	12/15/2036	169,147
100,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	02/15/2036	98,862
250,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.45%	#	10/15/2050	236,872
221,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	239,172
232,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.88%	#	03/15/2051	245,031
174,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-B	3.72%		04/15/2050	186,137
202,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12%	^	03/15/2059	182,015
3,526,810	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.27%	#I/O	03/15/2052	287,784
174,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-C	3.75%	#	06/15/2053	189,890

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $15,498,475)					15,262,229

Non-Agency Residential Collateralized Mortgage Obligations - 18.7%
1,317,934	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	1,334,304
305,056	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78%	#^	05/25/2065	306,548
452,365	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80%	#^	05/25/2060	455,894
1,000,000	CSMC Trust, Series 2020-SPT1-A2	2.30%	^§	04/25/2065	1,006,633
1,564,602	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01%	#^	05/25/2065	1,590,871
275,871	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.80%	^	05/25/2029	273,818
571,711	Legacy Mortgage Asset Trust, Series 2020-GS3-A1	3.25%	^§	05/25/2060	579,979
568,084	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25%	^§	02/25/2060	579,193
541,895	New Residential Mortgage Loan Trust, Series 2020-NPL2-A1	3.23%	^§	08/25/2060	546,649
1,215,326	New Residential Mortgage Loan Trust, Series 2020-RPL2-A1	3.58%	#^	08/25/2025	1,220,000
803,370	OBX Trust, Series 2020-EXP2-A3	2.50%	#^	05/25/2060	821,093
1,099,319	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	1,105,302
547,869	Pretium Mortgage Credit Partners LLC, Series 2020-NPL2-A1	3.72%	^§	02/27/2060	552,454
1,217,739	Pretium Mortgage Credit Partners LLC, Series 2020-NPL3-A1	3.10%	^§	06/27/2060	1,222,232
518,886	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	520,752
672,393	PRPM LLC, Series 2020-3-A1	2.86%	^§	09/25/2025	678,882
887,528	RALI Trust, Series 2007-QS8-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		06/25/2037	619,514
1,418,561	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49%	#^	04/25/2065	1,430,045
720,418	VCAT LLC, Series 2020-NPL1-A1	3.67%	^§	08/25/2050	729,969
977,629	Velocity Commercial Capital Loan Trust, Series 2019-3-M3	3.38%	#^	10/25/2049	966,950
791,988	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	794,427
691,535	Vista Point Securitization Trust, Series 2020-2-A2	1.99%	#^	04/25/2065	695,738
445,613	VOLT LLC, Series 2020-NPL4-A1	2.98%	^§	03/25/2050	446,782
2,202,196	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	2,192,206
1,105,595	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A1	3.04%	#	10/25/2037	1,095,472

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $21,517,336)					21,765,707

US Corporate Bonds - 6.3%
180,000	AbbVie, Inc.	2.30%		11/21/2022	186,677
175,000	American Express Company	3.70%		11/05/2021	179,488
80,000	Anthem, Inc.	3.30%		01/15/2023	84,673
60,000	Anthem, Inc.	3.50%		08/15/2024	65,855
165,000	AT&T, Inc.	4.45%		04/01/2024	184,322
170,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	1.02%		03/05/2024	171,325
75,000	BB&T Corporation	2.20%		03/16/2023	77,866
175,000	Bristol-Myers Squibb Company	2.60%		05/16/2022	180,602
135,000	Capital One Financial Corporation	3.20%		01/30/2023	142,312
30,000	Capital One Financial Corporation	3.90%		01/29/2024	32,876
170,000	Cardinal Health, Inc.	2.62%		06/15/2022	175,057
180,000	Carrier Global Corporation	1.92%		02/15/2023	185,513
180,000	Cigna Corporation	3.40%		09/17/2021	183,894
176,000	Cintas Corporation	2.90%		04/01/2022	181,200
170,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.25%		06/01/2024	171,978
185,000	Crown Castle International Corporation	1.35%		07/15/2025	189,009
23,000	CVS Health Corporation	3.70%		03/09/2023	24,628
70,000	Dollar Tree, Inc.	4.00%		05/15/2025	79,061
100,000	Dollar Tree, Inc.	3.70%		05/15/2023	107,075
20,000	DTE Energy Company	2.25%		11/01/2022	20,705
90,000	DTE Energy Company	2.53%		10/01/2024	95,981
70,000	DTE Energy Company	1.05%		06/01/2025	70,831
145,000	DuPont de Nemours, Inc.	4.49%		11/15/2025	169,340
170,000	eBay, Inc.	2.75%		01/30/2023	178,101
90,000	Entergy Corporation	0.90%		09/15/2025	90,053
135,000	Exxon Mobil Corporation	1.57%		04/15/2023	138,888
115,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	127,982
90,000	Honeywell International, Inc.	0.48%		08/19/2022	90,148
170,000	Hyundai Capital America	2.85%	^	11/01/2022	176,265
175,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	181,503
135,000	McDonald’s Corporation	2.63%		01/15/2022	138,275
175,000	Microchip Technology, Inc.	0.97%	^	02/15/2024	175,537
45,000	Micron Technology, Inc.	2.50%		04/24/2023	46,927
85,000	Mondelez International, Inc.	0.63%		07/01/2022	85,398
90,000	Mondelez International, Inc.	2.13%		04/13/2023	93,523
180,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	1.15%		07/22/2022	180,782
150,000	Northrop Grumman Corporation	2.93%		01/15/2025	163,209
175,000	Omnicom Capital, Inc.	3.63%		05/01/2022	182,576
55,000	Oracle Corporation	2.50%		04/01/2025	59,100
85,000	Pacific Gas and Electric Company	1.75%		06/16/2022	85,247
140,000	PayPal Holdings, Inc.	2.20%		09/26/2022	144,686
35,000	PayPal Holdings, Inc.	1.35%		06/01/2023	35,856
175,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	187,553
125,000	Prudential Financial, Inc.	3.50%		05/15/2024	137,631
170,000	PSEG Power LLC	3.85%		06/01/2023	183,015
170,000	Republic Services, Inc.	2.50%		08/15/2024	181,602
90,000	Royalty Pharma PLC	0.75%	^	09/02/2023	90,483
125,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	136,372
130,000	Simon Property Group LP	2.00%		09/13/2024	135,903
95,000	Target Corporation	2.90%		01/15/2022	97,639
180,000	Union Pacific Corporation	3.20%		06/08/2021	182,238
90,000	Valero Energy Corporation	1.20%		03/15/2024	90,889
180,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.32%		05/15/2025	184,946
180,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	184,956
170,000	Welltower, Inc.	3.63%		03/15/2024	185,338

Total US Corporate Bonds (Cost $7,132,439)					7,312,889

US Government and Agency Mortgage Backed Obligations - 7.0%
1,919,508	Federal Home Loan Mortgage Corporation, Series 3316-FA (1 Month LIBOR USD + 0.27%, 0.27% Floor, 7.00% Cap)	0.43%		05/15/2037	1,923,057
1,928,067	Federal National Mortgage Association, Pool MA4123	2.00%		09/01/2035	2,015,984
2,523,840	Federal National Mortgage Association, Series 2011-93-GF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		04/25/2039	2,547,348
1,666,680	Federal National Mortgage Association, Series 2014-73-AF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	0.60%		11/25/2044	1,679,348

Total US Government and Agency Mortgage Backed Obligations (Cost $8,086,379)					8,165,737

US Government and Agency Obligations - 19.2%
11,150,000	United States Treasury Notes	2.63%		05/15/2021	11,252,326
5,630,000	United States Treasury Notes	1.50%	‡	09/30/2021	5,688,478
2,240,000	United States Treasury Notes	1.38%	‡	01/31/2022	2,270,537
600,000	United States Treasury Notes	0.13%		05/15/2023	599,859
2,000,000	United States Treasury Notes	2.25%		12/31/2023	2,124,844
500,000	United States Treasury Notes	0.38%	‡	07/31/2027	493,301

Total US Government and Agency Obligations (Cost $22,422,676)					22,429,345

Short Term Investments - 3.4%
1,310,126	First American Government Obligations Fund - Class U	0.04%	♦		1,310,126
1,310,126	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	♦		1,310,126
1,310,126	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	♦		1,310,126

Total Short Term Investments (Cost $3,930,378)					3,930,378

Total Investments - 100.0% (Cost $115,696,760)					116,561,369
Liabilities in Excess of Other Assets - (0.0%)					(24,635)

NET ASSETS - 100.0%					$116,536,734

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

♦	Seven-day yield as of December 31, 2020

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

‡	All or a portion of this security has been pledged as collateral.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $6,313 or 0.0% of net assets.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.2%
Non-Agency Residential Collateralized Mortgage Obligations	18.7%
Collateralized Loan Obligations	13.7%
Non-Agency Commercial Mortgage Backed Obligations	13.1%
US Government and Agency Mortgage Backed Obligations	7.0%
Foreign Corporate Bonds	6.7%
US Corporate Bonds	6.3%
Asset Backed Obligations	5.9%
Bank Loans	4.7%
Short Term Investments	3.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Other Assets and Liabilities	(0.0)%	~

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.2%
Non-Agency Residential Collateralized Mortgage Obligations	18.7%
Collateralized Loan Obligations	13.7%
Non-Agency Commercial Mortgage Backed Obligations	13.1%
US Government and Agency Mortgage Backed Obligations	7.0%
Asset Backed Obligations	5.9%
Banking	3.7%
Short Term Investments	3.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Utilities	1.2%
Energy	1.2%
Electronics/Electric	1.0%
Transportation	0.9%
Telecommunications	0.9%
Healthcare	0.9%
Finance	0.8%
Business Equipment and Services	0.8%
Pharmaceuticals	0.7%
Technology	0.6%
Media	0.5%
Chemicals/Plastics	0.5%
Automotive	0.5%
Insurance	0.4%
Food Service	0.4%
Retailers (other than Food/Drug)	0.4%
Real Estate	0.3%
Food Products	0.3%
Diversified Manufacturing	0.2%
Industrial Equipment	0.2%
Building and Development (including Steel/Metals)	0.2%
Leisure	0.2%
Environmental Control	0.2%
Aerospace & Defense	0.2%
Beverage and Tobacco	0.1%
Commercial Services	0.1%
Hotels/Motels/Inns and Casinos	0.1%
Financial Intermediaries	0.1%
Containers and Glass Products	0.1%
Cosmetics/Toiletries	0.0%	~
Other Assets and Liabilities	(0.0)%	~

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	04/14/2021	18,000,000	$3,387,386
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	07/08/2021	18,000,000	1,329,982
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	01/07/2021	6,700,000	89,355
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	03/24/2021	18,000,000	(159,512)
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	03/18/2021	14,000,000	(744,977)
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	01/20/2021	12,500,000	(817,602)
Colony Capital Fundamental US Real Estate Index Excess Return º	Barclays Capital, Inc.	Long	0.45%	Termination	02/04/2021	12,000,000	(1,293,349)
Colony Capital Fundamental US Real Estate Index Excess Return º	BNP Paribas	Long	0.45%	Termination	02/10/2021	18,000,000	(1,940,023)

							$(148,740)

º

The Colony Capital Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of December 31, 2020, is available on the Barclays Capital, Inc. website at https://indices.barclays/doubleline.

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.